Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Beginning Balance	$ 205,152	$ 174,761	$ 151,455
Valuation Allowances and Reserves, Charged to Cost and Expense	13,797	43,782	19,754
Valuation Allowances and Reserves, Period Increase (Decrease)	1,662	(13,391)	3,552
Valuation Allowances and Reserves, Ending Balance	$ 220,611	$ 205,152	$ 174,761